Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock (Parenthetical)	12 Months Ended
Dec. 31, 2021 shares
Over-Allotment Option [Member] | Class B Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period Shares, Share Based Compensation Forfeited	1,125,000